EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 30.9%
Argentina: 2.0%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	73		$65,044
YPF SA Reg S 8.50%, 07/28/25	USD	244		209,038
				274,082
Bahrain: 0.5%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	71		75,011
Brazil: 0.7%
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	100		103,737
Cayman Islands: 0.7%
SA Global Sukuk Ltd. 144A 0.95%, 06/17/24 †	USD	106		101,537
China: 1.2%
China Evergrande Group Reg S 8.25%, 03/23/22	USD	331		44,685
Kaisa Group Holdings Ltd. Reg S 8.50%, 06/30/22	USD	317		59,120
Sunac China Holdings Ltd. Reg S 8.35%, 04/19/23	USD	207		61,686
				165,491
Colombia: 1.6%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	110		100,960
Ecopetrol SA 4.62%, 11/02/31	USD	37		33,661
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	90		81,682
				216,303
Georgia: 1.3%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	USD	115		115,575
Silknet JSC 144A 8.38%, 01/31/27	USD	64		62,720
				178,295
Hong Kong: 0.3%
Shimao Group Holdings Ltd. Reg S 5.60%, 07/15/26	USD	137		39,730
India: 1.0%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	138		140,863
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	89		93,961
Ireland: 0.8%
Aragvi Finance International DAC 144A 8.45%, 04/29/26	USD	145		118,175
		Par (000’s	)	Value
Kazakhstan: 1.2%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	93,500		$166,714
Malaysia: 1.8%
Petronas Capital Ltd. Reg S
2.48%, 01/28/32 †	USD	238		222,010
3.50%, 04/21/30	USD	23		23,452
				245,462
Mauritius: 0.9%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	144		132,120
Mexico: 5.6%
America Movil SAB de CV 144A 5.38%, 04/04/32	USD	69		69,488
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d)	USD	380		8
Cydsa SAB de CV Reg S 6.25%, 10/04/27	USD	107		104,004
Petróleos Mexicanos
6.49%, 01/23/27	USD	236		240,259
6.62%, 06/15/35	USD	179		160,760
6.88%, 08/04/26	USD	127		133,018
7.69%, 01/23/50	USD	80		70,016
				777,553
Nigeria: 0.7%
SEPLAT Energy Plc 144A 7.75%, 04/01/26 †	USD	102		98,348
Norway: 0.4%
DNO ASA 144A Reg S 7.88%, 09/09/26	USD	50		49,688
Saudi Arabia: 1.0%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	140		140,932
Singapore: 1.0%
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	140		132,510
South Africa: 1.8%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28 †	USD	254		248,383
South Korea: 1.0%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	159		143,572
Taiwan: 0.5%
TSMC Global Ltd. Reg S 2.25%, 04/23/31	USD	73		66,877
Thailand: 1.4%
GC Treasury Center Co. Ltd. 144A 4.40%, 03/30/32 †	USD	56		56,906
GC Treasury Center Co. Ltd. Reg S

1

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Thailand (continued)
2.98%, 03/18/31 †	USD	42		$38,546
PTTEP Treasury Center Co. Ltd. Reg S 2.59%, 06/10/27	USD	107		102,633
				198,085
United Arab Emirates: 1.1%
Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	USD	151		151,161
United States: 0.9%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	133		126,951
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	130		116,025
Total Corporate Bonds (Cost: $4,932,478)				4,301,566

GOVERNMENT OBLIGATIONS: 67.4%
Angola: 0.6%
Angolan Government International Bond 144A 9.50%, 11/12/25	USD	76		83,399
Argentina: 0.9%
Argentine Republic Government International Bond 2.50%, 07/09/41 (s)	USD	374		131,446
Provincia de Buenos Aires Reg S
3.50%, 09/01/37 (s)	USD	0	(a)	168
3.90%, 09/01/37 (s)	USD	0	(a)	32
				131,646
Armenia: 0.2%
Republic of Armenia Treasury Bonds 8.00%, 10/29/31	AMD	17,610		30,153
Azerbaijan: 0.7%
Republic of Azerbaijan International Bond Reg S 3.50%, 09/01/32	USD	104		97,278
Bolivia: 0.1%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	24		21,120
Brazil: 7.4%
Brazil Notas do Tesouro Nacional, Serie F 10.00%, 01/01/33	BRL	1,061		200,228
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/23	BRL	2,100		431,379
10.00%, 01/01/31	BRL	2,077		398,837
				1,030,444
		Par (000’s	)	Value
Chile: 3.0%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S 5.80%, 06/01/24	CLP	335,000		$415,000
Colombia: 3.5%
Colombia Government International Bond
3.12%, 04/15/31	USD	85		72,122
6.12%, 01/18/41	USD	53		51,665
Colombian TES 7.50%, 08/26/26	COP	1,437,000		356,663
				480,450
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	54		54,743
Czech Republic: 1.9%
Czech Republic Government Bond 1.20%, 03/13/31	CZK	5,600		206,167
Czech Republic Government Bond Reg S 0.95%, 05/15/30	CZK	1,680		61,739
				267,906
Dominican Republic: 0.9%
Dominican Republic International Bond 144A 5.50%, 02/22/29	USD	15		14,903
Dominican Republic International Bond Reg S
5.95%, 01/25/27	USD	52		53,560
6.85%, 01/27/45 †	USD	56		55,511
				123,974
Ecuador: 2.8%
Ecuador Government International Bond 144A 5.00%, 07/31/30 (s)	USD	179		150,362
Ecuador Government International Bond Reg S 5.00%, 07/31/30 (s)	USD	278		233,523
				383,885
Gabon: 0.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28		28,487
Georgia: 0.5%
Georgia Treasury Bond 8.00%, 02/04/23	GEL	204		65,490
Ghana: 1.7%
Ghana Government International Bond 144A
8.12%, 01/18/26	USD	161		137,181
8.62%, 04/07/34	USD	135		96,694
				233,875
Guatemala: 0.4%
Guatemala Government Bond Reg S

2

		Par (000’s	)	Value
Guatemala (continued)
4.50%, 05/03/26	USD	56		$56,977
Hungary: 2.3%
Hungary Government International Bond Reg S 3.12%, 09/21/51	USD	389		327,258
Indonesia: 5.0%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,120,000		218,065
7.00%, 09/15/30	IDR	3,900,000		276,675
7.50%, 06/15/35	IDR	2,900,000		207,631
				702,371
Israel: 1.0%
Israel Government Bond 1.50%, 05/31/37	ILS	517		139,236
Ivory Coast: 0.3%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	37		36,858
Jamaica: 0.7%
Jamaica Government International Bond 6.75%, 04/28/28	USD	87		96,135
Jordan: 0.3%
Jordan Government International Bond Reg S 4.95%, 07/07/25	USD	40		39,957
Kazakhstan: 0.1%
Kazakhstan Government Bond - MEUKAM 10.40%, 05/19/27	KZT	10,000		19,963
Kenya: 0.4%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	52		50,256
Kuwait: 0.6%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	87		90,705
Malaysia: 3.3%
Malaysia Government Bond 3.48%, 06/14/24	MYR	1,920		462,313
Morocco: 0.3%
Morocco Government International Bond 144A 2.38%, 12/15/27 †	USD	39		35,684
Oman: 1.7%
Oman Government International Bond 144A
6.25%, 01/25/31	USD	163		173,010
7.38%, 10/28/32	USD	57		65,348
				238,358
Paraguay: 0.4%
Paraguay Government International Bond Reg S
		Par (000’s	)	Value
Paraguay (continued)
4.95%, 04/28/31	USD	52		$54,536
Peru: 3.3%
Peru Government Bond
5.35%, 08/12/40	PEN	789		177,619
6.15%, 08/12/32	PEN	1,079		283,012
				460,631
Philippines: 2.9%
Philippine Government International Bond
3.90%, 11/26/22	PHP	7,711		148,841
6.25%, 01/14/36	PHP	12,044		255,706
				404,547
Poland: 3.0%
Republic of Poland Government Bond
2.50%, 07/25/26	PLN	964		202,745
4.00%, 10/25/23	PLN	899		209,564
				412,309
Qatar: 1.3%
Qatar Government International Bond 144A 3.25%, 06/02/26	USD	81		82,665
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	93		94,911
				177,576
Romania: 1.5%
Romanian Government International Bond 144A 4.00%, 02/14/51	USD	122		106,383
Romanian Government International Bond Reg S 4.00%, 02/14/51	USD	120		104,639
				211,022
Saudi Arabia: 1.0%
Saudi Government International Bond 144A 4.62%, 10/04/47	USD	130		139,857
Senegal: 0.3%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	42		39,751
South Africa: 4.7%
Republic of South Africa Government Bond
8.50%, 01/31/37	ZAR	9,359		546,617
8.88%, 02/28/35	ZAR	1,662		102,245
				648,862
Sri Lanka: 1.0%
Sri Lanka Government International Bond Reg S
5.75%, 04/18/23	USD	54		27,405
5.88%, 07/25/22	USD	161		109,480
				136,885
Thailand: 1.0%
Thailand Government Bond 0.95%, 06/17/25	THB	4,000		119,265

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EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Thailand (continued)
2.88%, 12/17/28	THB	427		$13,414
				132,679
Tunisia: 0.9%
Tunisian Republic Reg S 6.75%, 10/31/23	EUR	161		129,862
United Arab Emirates: 0.3%
Abu Dhabi Government International Bond 144A 3.12%, 09/30/49	USD	40		36,725
Uruguay: 1.4%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	3,043		71,034
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	4,951		118,162
				189,196
Uzbekistan: 0.6%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	1,150,000		88,582
		Par (000’s	)	Value
Zambia: 2.6%
Zambia Government Bond
13.00%, 01/25/31	ZMW	7,765		$262,577
13.00%, 09/20/31	ZMW	470		15,532
13.00%, 12/27/31	ZMW	890		29,160
14.00%, 05/31/36	ZMW	1,520		49,306
				356,575
Total Government Obligations (Cost: $9,244,665)				9,363,516
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $14,177,143)				13,665,082

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.9% (Cost: $820,887)
Money Market Fund: 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio		820,887		820,887
Total Investments: 104.2% (Cost: $14,998,030)				14,485,969
Liabilities in excess of other assets: (4.2)%				(583,583)
NET ASSETS: 100.0%				$13,902,386

Definitions:

AMD	Armenian Dram
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GEL	Georgian Lari
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $790,423.
(d)	Security in default
(a)	Amount is less than 1,000
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,145,010, or 22.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.3%	$587,629
Consumer Cyclicals	0.8	116,025
Consumer Non-Cyclicals	0.9	118,175
Energy	10.3	1,407,926
Financials	6.6	896,583
Government Activity	68.5	9,363,516
Industrials	0.4	62,720
Real Estate	1.2	160,536
Technology	1.5	199,387
Utilities	5.5	752,585
	100.0%	$13,665,082
5